Non-cash transactions	12 Months Ended
Dec. 31, 2023
Non-cash Transactions
Non-cash transactions

24	Non-cash transactions

During the years ended December 31, 2023, 2022 and 2021, the Company carried out non-cash transactions which are not reflected in the statements of cash flows. The main non-cash transactions are as follows:

	2023	2022	2021

Issuance of shares for acquisition of iClinic	-	-	71,500
Issuance of shares for acquisition of Cliquefarma	-	-	3,000
Issuance of shares for acquisition of RX PRO	-	-	5,112
Remeasurement of earn-out of Além da Medicina, CardioPapers and Glic	2,556	-	-
Provision for legal proceedings with corresponding indemnification asset	20,000	48,333	4,232
Additions and remeasurements of right-of-use assets and lease liabilities	77,715	100,873	158,651